CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2013 Scenario, Previously Reported	Dec. 31, 2012 Scenario, Previously Reported
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0		20,474,452	20,474,452	20,474,452
Preferred stock, shares issued	0	0		0	20,315,397	0
Preferred stock, shares outstanding	0	0		0	20,315,397	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, aggregate liquidation preference				$ 0	$ 39,082,185	$ 39,082,185
Common stock, shares authorized	75,000,000	200,000,000					75,000,000	75,000,000
Common stock, shares issued	38,345,867	5,527,816	5,415,316
Common stock, shares outstanding	38,345,867	5,527,816	5,415,316
Shares subject to repurchase	2,187,941	0